Borrowings - Summary of Borrowings under Credit Facilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	$ 1,692.9
Variable rate with exposure to repricing (six months or less)	933.6	$ 846.5
Loans advanced	779.7	1,298.7	[1]	$ 506.0	[1]
Profit on buy-back of notes	0.0	(17.7)		0.0
Repayments	695.5	1,413.2	[1]	594.3	[1]
Balance at end of the year	1,781.5	1,692.9
Undrawn borrowing facilities committed	1,452.7	979.0
Uncommitted	17.1	56.6
Total undrawn borrowing facilities	1,469.8	1,035.6
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	39.7	93.0
Later Than One Year And Not Later Than Two Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	0.0	106.9
Later Than Two Years And Not Later Than Three Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	863.0	81.5
Later Than Three Years and Not Later Than Five Years [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities committed	550.0	697.6
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	1,356.4	1,631.9
Australia, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	231.5	0.0
Rand [member]
Disclosure of detailed information about borrowings [line items]
Borrowing denominated in currencies	193.6	61.0
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	846.4	992.6
Buy-back of US$200 million notes	0.0	(129.9)
Profit on buy-back of notes	0.0	(17.7)
Unwinding of transaction costs	1.5	1.4
Balance at end of the year	847.9	846.4		992.6
Fixed rate with no exposure to repricing (US$1 billion notes issue)	847.9	846.4
US $150 Million Revolving Senior Secured Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	82.0	42.0
Loans advanced	0.0	40.0
Repayments	(82.0)	0.0
Balance at end of the year	0.0	82.0		42.0
US$150 million revolving senior secured credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	0.0
Loans advanced	83.5	0.0
Balance at end of the year	83.5	0.0		0.0
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	658.5	0.0
Loans advanced	73.5	707.5
Repayments	(352.0)	(49.0)
Balance at end of the year	380.0	658.5		0.0
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	45.0	45.0
Repayments	(45.0)	0.0
Balance at end of the year	0.0	45.0		45.0
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	0.0
Loans advanced	45.0	0.0
Balance at end of the year	45.0	0.0		0.0
A $500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	0.0
Loans advanced	236.6	0.0
Translation adjustment	(5.1)	0.0
Balance at end of the year	231.5	0.0		0.0
US$1,510 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	724.0
Loans advanced	0.0	174.0
Repayments	0.0	(898.0)
Balance at end of the year	0.0	0.0		724.0
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	61.0	16.7
Loans advanced	262.6	356.4
Repayments	(216.5)	(315.0)
Translation adjustment	7.0	2.9
Balance at end of the year	114.1	61.0		16.7
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	0.0	0.0
Loans advanced	78.5	20.8
Repayments	0.0	(21.3)
Translation adjustment	1.0	0.5
Balance at end of the year	$ 79.5	$ 0.0		$ 0.0

[1]	The restatement is as a result of the discontinued operations.